Performance Management	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE - Class N Share
Performance Narrative [Text Block]

The Bar Chart and Table set out below help show the returns and risks of investing in the Fund. They show changes in the Fund’s calendar year performance over the last ten years and compare the Fund’s average annual returns for periods of one year, five years and ten years to an appropriate index during corresponding periods. You should be aware that the Fund’s past performance (before and after taxes) is no guarantee or indication that the Fund will perform similarly in the future.

Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	The year-to-date return for Class N shares as of June 30, 2025, was 16.06%.
Bar Chart Closing [Text Block]	From 1/01/2015 through 12/31/2024, the Fund's Class N highest and lowest quarterly returns were 9.92% and -9.68%, respectively, for the quarters ended September 30, 2024, and March 31, 2023.
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance Table Narrative

Average Annual Total Returns

The table below shows the Fund's Class N shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2024. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compared with those of a broad measure of market’s performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt.

Performance [Table]
FUND/INDEX
Forester Value Fund-Class N	1 YEAR	5 YEARS	10 YEARS
Return before taxes	2.85%	-0.08%	-1.03%
Return after taxes on distributions	1.69%	-3.30%	-3.01%
Return after taxes on distributions and sale of Fund shares	1.69%	-0.45%	-1.11%
S&P 500 Index (index reflects no deduction for fees, expenses or taxes)	21.66%	11.54%	15.29%

Class N [Member] | SUMMARY SECTION
Prospectus [Line Items]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Highest Quarterly Return, Label [Optional Text]	highest
Highest Quarterly Return	9.92%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest
Lowest Quarterly Return	(9.68%)
Lowest Quarterly Return, Date	Mar. 31, 2023
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	After-tax returns reflect past tax effects and are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt
Class I [Member] | SUMMARY SECTION
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE – Class I Shares
Performance Narrative [Text Block]

The Bar Chart and Table set out below help show the returns and risks of investing in the Fund. They show changes in the Fund’s calendar year performance over the lifetime of the Fund and compare the Fund’s average annual returns for periods of one, five and ten years to an appropriate index during corresponding periods. You should be aware that the Fund’s past performance (before and after taxes) is no guarantee or indication that the Fund will perform similarly in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	The year-to-date return for Class I shares as of June 30, 2025, was 16.25%.
Bar Chart Closing [Text Block]	From 01/01/15 to 12/31/24, the highest quarterly return was 10.14% for the quarter ended 09/30/24. The lowest quarterly return was -10.10% for the quarter ended 3/31/2023.
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	10.14%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(10.10%)
Lowest Quarterly Return, Date	Mar. 31, 2023
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2024)
Performance Table Narrative

AVERAGE ANNUAL TOTAL RETURNS

The table below shows the Fund's Class I shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2024. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of the market’s performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	After-tax returns reflect past tax effects and are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt
Performance [Table]
FUND/INDEX
Forester Value Fund-Class I	1 YEAR	5 YEARS	10 YEARS
Return before taxes	3.32%	0.11%	-0.81%
Return after taxes on distributions	2.05%	-3.11%	-2.86%
Return after taxes on distributions and sale of Fund shares	1.97%	-0.34%	-1.92%
S&P 500 Index (index reflects no deduction for fees, expenses or taxes)	21.66%	16.58%	15.29%

Class R [Member] | SUMMARY SECTION
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE – Class R Share
Performance Narrative [Text Block]

The Bar Chart and Table set out below help show the returns and risks of investing in the Fund. They show changes in the Fund’s calendar year performance over the past ten years of the Fund and compare the Fund’s average annual returns for periods of one, five and ten years to an appropriate index during corresponding periods. You should be aware that the Fund’s past performance (before and after taxes) is no guarantee or indication that the Fund will perform similarly in the future.

Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	The year-to-date return for Class R shares as of June 30, 2025, was 16.11%.
Bar Chart Closing [Text Block]	From 01/01/2014 through 12/31/2023, the highest and lowest quarterly returns were 9.93% and -9.89%, respectively, for the quarters ended September 30, 2024 and March 31, 2023.
Highest Quarterly Return, Label [Optional Text]	highest
Highest Quarterly Return	9.93%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest
Lowest Quarterly Return	(9.89%)
Lowest Quarterly Return, Date	Mar. 31, 2023
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance Table Narrative

Average Annual Total Returns

The table below shows the Fund's Class R shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2024. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of broad measure of the market’s performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	After-tax returns reflect past tax effects and are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt
Performance [Table]
FUND/INDEX
Forester Value Fund-Class R	1 YEAR	5 YEARS	10 YEARS
Return before taxes	2.51%	-0.35%	-1.26%
Return after taxes on distributions	1.56%	-3.27%	-3.01%
Return after taxes on distributions and sale of Fund shares	1.49%	-0.56%	-1.20%
S&P 500 Index (index reflects no deduction for fees, expenses or taxes)	21.66%	11.54%	15.29%